Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	YY
Entity Registrant Name	YY Inc.
Entity Central Index Key	0001530238
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Class A common shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	179,400,000
Class B common shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	907,833,224